SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	$ 76,265,908	$ 66,987,726
Less: allowance for expected credit losses	(255,199)	(59,124)	$ (128,312)
Accounts receivable, net	76,010,709	66,928,602
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	70,502,399	66,058,775
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	$ 5,763,509	$ 928,951